Leases (Tables) (Southeast Operations)	6 Months Ended
Jun. 30, 2013
Southeast Operations
Leases
Schedule of gross amount of equipment under capital leases and the related accumulated depreciation, included as a component of property, plant and equipment	(dollars in thousands):

Equipment	$112
Accumulated depreciation	(10)

$102

Schedule of minimum annual rental payments under the terms of leases

(dollars in thousands):

	Capital	Operating
Calendar years ending December 31:
2013	$55	$120
2014	24	115
2015	5	90
Thereafter	—	—

Total minimum lease payments	84	$325

Less amounts representing interest	(4)

Present value of net capital lease payments	$80